Notes to the unaudited interim condensed consolidated statement of financial position - Debt, Derivatives and Royalty Certificates liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	€ 63,710	€ 51,234
Accrued interest payable on loans	624	5,855
Lease liabilities	2,325	2,771
Debt	66,659	59,860
Derivatives	13,051	119,385
Royalty certificates liabilities	59,079	51,645
Total Debt	138,789	230,890
Short-term
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	10,716	29,836
Accrued interest payable on loans	624	436
Lease liabilities	1,974	2,036
Debt	13,314	32,309
Total Debt	13,314	32,309
Long-term
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings	52,994	21,398
Accrued interest payable on loans		5,418
Lease liabilities	351	735
Debt	53,345	27,551
Derivatives	13,051	119,385
Royalty certificates liabilities	59,079	51,645
Total Debt	€ 125,475	€ 198,581